Average Annual Total Returns - Retail Class - Transamerica High Yield Bond	A 1 Year	A 5 Years	A 10 Years	A Since Inception	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions Since Inception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	C 1 Year	C 5 Years	C 10 Years	C Since Inception	C Inception Date	I 1 Year	I 5 Years	I 10 Years	I Since Inception	I Inception Date	R6 1 Year	R6 5 Years	R6 10 Years	R6 Since Inception	R6 Inception Date	Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(1.39%)	5.85%	5.40%		Jun. 14, 1985	(3.35%)	3.55%	2.99%		(0.92%)	3.45%	3.10%		1.85%	6.15%	5.18%		Nov. 11, 2002	4.24%	7.26%	6.25%		Nov. 30, 2009	4.03%	7.33%		5.00%	May 29, 2015	7.05%	8.57%	6.79%	6.01%